Related undertakings (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Full List of Related Undertakings

A full list of related undertakings (comprising subsidiaries, joint ventures, associates and other significant holdings) is set out below. All are 100% owned directly or indirectly by the Group except where percentage ownership denoted in (x%).

Company name	Share class	Reg office
Australia
Adaptris Pty Ltd	Ordinary	AUS1
ELsevier (Australia) Pty Ltd	Ordinary	AUS3
Fair Events Pty Ltd (49%)	Ordinary	AUS4
Fitness Show Pty Ltd (80%)	Ordinary	AUS6
Reed Business Information (Australia) Pty Ltd	Ordinary	AUS1
Reed Exhibitions Australia Pty Ltd	Ordinary	AUS2
Reed International Books Australia Pty Ltd	Ordinary	AUS3
Reed Oz Comic-Con Pty Ltd (80%)	Ordinary	AUS2
RELX Australia Pty Ltd	Ordinary	AUS2
SST Software Australia Pty Ltd	Ordinary	AUS7
Symbiotic Technologies Pty Ltd	Ordinary	AUS8
Symbiotic Technologies Operation Pty Ltd	Ordinary	AUS8
Threat Metrix Pty Ltd	Ordinary	AUS8

Austria
Expoxx Messebau GmbH	Registered Capital	AUT1
LexisNexis Verlag ARD ORAC GmbH &Co KG	Registered Capital	AUT2
ORAC Gesellschaft m.b.H.	Registered Capital	AUT2
Reed CEE GmbH	Registered Capital	AUT1
Reed Messe Salzburg GmbH	Registered Capital	AUT3
Reed Messe Wien GmbH	Registered Capital	AUT1
RELX Austria GmbH	Registered Capital	AUT3
System Stand Bau GmbH	Registered Capital	AUT4

Belgium
LexisNexis BVBA	Ordinary	BEL1
First 4 Farming Europe NV	Ordinary	BEL2

Brazil
Elsevier Editora Ltda	Quotas	BRA1
Fircosoft Brazil Consultoriae Servicos de lnformatica Ltda	Ordinary	BRA2
LexisNexis Informações e Sistemas Empresariais Ltda	Quotas shares	BRA3
Lexis Nexis Serviços de Análise de Risco Ltda	Quotas shares	BRA3
MLex Brasil Midia Mercadoligica Ltda (91%)	Quotas	BRA4
Reed Exhibitions Alcântara Machado Ltda	Quotas shares	BRA3
SST Software do Brasil Ltda	Ordinary	BRA5

Canada
LexisNexis Canada Inc	Class A ordinary	CAN1
RELX Canada Ltd	Unlimited Class A,	CAN3
Unlimited Class B, Unlimited Class C, Unlimited Class D, Unlimited Class E, Unlimited Class F, Unlimited Class G, Unlimited Class H
Science-Metrix lnc	Class A common shares Class B common shares Class A preferred shares Class B preferred shares Class C preferred shares Class D preferred shares	CAN4
ThreatMetrix (Canada) Inc	Common shares	CAN2

China
Beijing Bakery China Exhibitions Co., Ltd (25%)	Registered Capital	CHN1
Beijing Medtime Elsevier Education Technology Co., Ltd (49%)	Registered Capital	CHN2
Beijing Reed Elsevier Science and Technology Co., Ltd	Registered Capital	CHN3
Beijing Reed Guanghe Exhibition Co., Ltd (80%)	Registered Capital	CHN4
C-One Energy Co., Ltd	Registered Capital	CHN6
Genilex Information Technology Co., Ltd (40%)	Registered Capital	CHN7
ICIS Consulting (Beijing) Co., Ltd	Registered Capital	CHN8
KeAi Communications Co., Ltd (49%)	Registered Capital	CHN9
LexisNexis Risk Solutions (Shanghai) Information Technologies Co., Ltd	Registered Capital	CHN10
MLex Consulting (Beijing) Co., Ltd (91%)	Registered Capital	CHN11
Reed Business Information (Shanghai) Co., Ltd	Registered Captial	CHN20
Reed Elsevier Information Technology (Beijing) Co., Ltd	Registered Capital	CHN3
Reed Exhibitions (China) Co., Ltd	Registered Capital	CHN4
Reed Exhibitions Henjin Co., Ltd	Registered Capital	CHN19
Reed Exhibitions (Shanghai) Co., Ltd	Registered Capital	CHN12
Reed Hongda Exhibitions (Henan) Co., Ltd (51%)	Registered Capital	CHN13
Reed Huabai Exhibitions (Beijing) Co., Ltd (51%)	Registered Capital	CHN4
Reed Huabo Exhibitions (Shenzhen) Co., Ltd (65%)	Registered Capital	CHN14

	Share	Reg
Company name	class	office
Reed Huaqun ExhibitionsCo., Ltd (52%)	Registered Capital	CHN4
Reed Kuozhan Exhibitions (Shanghai) Co., Ltd (60%)	Registered Capital	CHN12
Reed Sinopharm ExhibitionsCo., Ltd (50%)	Registered Capital	CHN4
RELX (China) Investment Co., Ltd	Registered Capital	CHN15
Shanghai Datong Medical Information Technology Co., Ltd	Registered Capital	CHN17
Shanghai SinoReal Exhibitions Co., Ltd (27.5%)	Registered Capital	CHN18

Colombia
LexisNexis Risk Solutions S.A.S.	Ordinary	COL1

Denmark
Elsevier A/S	Ordinary	DNK1
Reed Elsevier Denmark ApS	Ordinary	DNK1

Dubai, UAE
Reed Exhibitions Free Zone-LLC	Ordinary	UAE1
RELX Middle East FZ-LLC	Ordinary	UAE2

Egypt
Elsevier Egypt LLC	Ordinary	EGY1

France
Elsevier HoIding France SAS	Registered Capital	FRA1
Elsevier Masson SAS	Registered Capital	FRA1
Evoluprint SAS	Ordinary	FRA2
Fircosoft SAS	Ordinary	FRA3
Gie Edi-Data (83%)	Ordinary	FRA4
Gie Juris-Data	Ordinary	FRA4
GIE PRK- Publicite Robert Krier	Registered capital	FRA5
LexisNexis Business Information Solutions S.A.	Ordinary	FRA4
LexisNexis Business Information Solutions Holding S.A.	Ordinary	FRA6
LexisNexis International Development Services S. A.	Ordinary	FRA4
LexisNexis SA	Ordinary	FRA4
Reed Exhibitions ISG SARL	Registered capital	FRA7
Reed Expositions France SAS	Ordinary	FRA5
Reed Midem SAS	Registered capital	FRA7
Reed Organisation SAS	Ordinary	FRA5
RELX France S.A.	Registered capital	FRA7
SAFI SA (50%)	Ordinary	FRA8

Germany
Aries Medical Knowledge GmbH & Co KG	Registered Capital	DEU9
Aries Medical Knowledge Verwaltungsgesellschaft GmbH	Registered Capital	DEU9
ElsevierGmbH	Registered Capital	DEU3
Elsevier Information Systems GmbH	Registered Capital	DEU3
LexisNexis GmbH	Registered Capital	DEU5
Patent Sight GmbH	Registered Capital	DEU8
REC Publications GmbH	Registered Capital	DEU1
Reed Exhibitions (Germany) GmbH	Registered Capital	DEU1
Reed Exhibitions Deutschland GmbH	Registered Capital	DEU1
Reed Travel Group (Germany) GmbH	Ordinary	DEU6
RELX Deutschland GmbH	Registered Capital	DEU1
Tschach Solutions GmbH	Ordinary	DEU7

Hong Kong
Ascend China Holding Ltd	Ordinary	HNK1
Reed Business Information (China) Ltd	Ordinary	HNK2
JC Exhibition and Promotion Ltd (65%)	Ordinary	HNK1
JYLN Sager Ltd (40%)	Ordinary	HNK5
MLex Asia Ltd(91%)	Ordinary	HNK6
Reed Exhibitions Ltd	Ordinary	HNK5
RELX (Greater China) Ltd	Ordinary	HNK7

India
Comic Con India Private Ltd (36%)	Ordinary	IND2
FircoSoft India Private Ltd	Ordinary	IND3
Reed ELsevier Publishing (India) Pvt Ltd	Ordinary	IND4
Reed Manch Exhibitions Private Ltd (70%)	Ordinary	IND5
ReedSI Exhibitions Private Ltd (51%)	Ordinary	IND6
ReedTriune Exhibitions Private Ltd (72%)	Ordinary	IND7
RELX India Private Ltd	Ordinary	IND1

Indonesia
PT Reed Exhibitions Indonesia (70%)	Class A	IDN2
Class B
PT Reed Panorama Exhibitions (50%)	Ordinary	IDN1

	Share	Reg
Company name	class	office
Ireland
Butterworth (Ireland) Ltd	Ordinary, A Ordinary	IRL2
Elsevier Services Ireland Ltd	Ordinary	IRL4.
LexisNexis Risk Solutions (Ireland) Ltd	Ordinary	IRL1
LexisNexis Risk Solutions (Europe) Ltd	Ordinary	IRL1

Israel
LexisNexis Israel Ltd	Ordinary	ISR1

Italy
Elsevier SRL	Registered Capital	ITA1
ICIS Italia SRL	Ordinary	ITA2
Reed Exhibitions ISG Italy SRL	Ordinary	ITA1
Reed Exhibitions Italia SRL	Ordinary	ITA3

Japan
Ascend Japan KK	Ordinary	JPN1
Elsevier Japan KK	Ordinary	JPN2
LexisNexis Japan KK	Common Stock	JPN3
PatentSight Japan Inc	Common Shares	JPN6
Reed Exhibitions Japan KK	Ordinary	JPN4
Reed ISG Japan KK	Ordinary	JPN5
ThreatMetrix GK	Membership Interest	JPN7

Korea (South)
Elsevier Korea LLC	Ordinary	K0R1
LexisNexis Legal and Professional Service Korea Ltd	Ordinary	K0R2
Reed Exhibitions Korea Ltd	Ordinary	K0R3
Reed Exporum Ltd (60%)	Ordinary	K0R4
Reed K. Fairs Ltd (70%)	Ordinary	K0R3

Luxembourg
FIRCOSOFT Luxembourg Sàrl	Ordinary	LUX1

Malaysia
LexisNexis Malaysia Sdn Bhd	Ordinary	MYS1
Reed Exhibitions Sdn Bhd	Ordinary	MYS1

Mexico
Masson -Doyma Mexico, S.A.	Ordinary	MEX1
Reed Exhibitions Mexico S.A. de C.V.	Ordinary	MEX2

Morocco
Reed Exhibitions Morocco SARL	Ordinary	MAR1

New Zealand
LexisNexis NZ Ltd	Ordinary	NZL1

Philippines
Reed Elsevier Shared Services (Philippines) Inc.	Ordinary	PHL1

Poland
Elsevier sp.z.o.o.	Ordinary	POL1

Russia
Ecwatech Company ZAO	Ordinary	RUS1
LexisNexis OOO	Registered Capital	RUS2
Real Estate Events Direct OOO (80%)	Registered Capital	RUS3
RELX OOO	Registered Capital	RUS2

Saudi Arabia
Reed Sunaidi Exhibitions (50%)	Ordinary	SAU1

Singapore
Elsevier (Singapore) Pte Ltd	Ordinary	SGP1
F4F Agriculture (Asia Pacific) Pte Ltd	Ordinary	SGP2
Lexis- Nexis Philippines Pte Ltd (75%)	Preference shares	SGP3
Reed Business Information Pte Ltd	Ordinary	SGP4
RE (HAPL) Pte Ltd	Ordinary	SGP1
RELX (Singapore) Pte Ltd	Ordinary	SGP3
SAFI Asia Pte Ltd (50%)	Ordinary	SGP4
ThreatMetrixPTE Ltd	Ordinary	SGP5

South Africa
Fircosoft South Africa (Pty) Ltd	Ordinary	ZAF1
Globalrange SA (Pty) Ltd	Ordinary	ZAF2
Korbitec (Pty) Ltd (90%)	Ordinary	ZAF3
LegalPerfectTSoftware Solutions (Pty) Ltd (90%)	Ordinary	ZAF3
LexisNexis Academic (Pty) Ltd (90%)	Ordinary	ZAF3
LexisNexis (Pty) Ltd (90%)	Ordinary	ZAF3
LexisNexis Risk Management (Pty) Ltd (90%)	Ordinary	ZAF3
Property Payment Exchange (SA) (Pty) Ltd (90%)	Ordinary	ZAF3

Company name	Share class	Reg office
RELX (Pty) Ltd	Ordinary	ZAF3
Reed Exhibitions (Pty) Ltd (90%)	A-shares	ZAF4
Reed Events Management (Pty) Ltd (90%)	A-shares	ZAF4
Reed Exhibitions Group (Pty) Ltd (90%)	Ordinary	ZAF4
Reed Venue Management (Pty) Ltd (90%)	A-shares	ZAF4
Winsearch Services (Pty) Ltd (90%)	Ordinary	ZAF3

Spain
Elsevier Espana, S.L.	Participations	ESP1

Switzerland
Elsevier Finance SA	Ordinary	CHE1
Fircosoft Schweiz GmbH	Ordinary	CHE2
RELX Risks SA	Ordinary	CHE1
RELX Swiss Holdings SA	Ordinary	CHE1

Taiwan
Elsevier Taiwan LLC	Registered Capital	TWN1

Thailand
Reed Holding (ThaiLand) Co., Ltd	Ordinary	THA2
Reed Tradex Company Ltd (49%)	Preference shares	THAI

The Netherlands
AGRM Solutions C.V.	Partnership Interest	NLD1
Elsevier B.V.	Ordinary	NLD1
Elsevier Employment Services B.V.	Ordinary	NLD1
LexisNexis Business Information Solutions B.V.	Ordinary	NLD1
LexisNexis Univentio B.V.	Ordinary	NLD2
Misset Uitgeverij B.V. (49%)	Ordinary	NLD4
One Business B.V.	Registered Capital	NLD5
Reed Business B.V.	Ordinary	NLD1
RELX Finance B.V.	Ordinary	NLD1
RELX Holdings B.V.	Ordinary	NLD1
RELX NederLand B.V.	E Shares / RE Shares	NLD1
RELX Overseas B.V.	E Shares / RE Shares	NLD1
RELX US Holdings (Amsterdam) B.V.	Ordinary	NLD1
ThreatMetrix BV	Ordinary	NLD3

Turkey
Elsevier STM Bilgi Hizmetleri Limited Șirketi	Ordinary	TUR1
Reed Tüyap Fuarcilik A.Ș.(50%)	A-shares / B-shares	TUR2

United Kingdom
Adaptris Group Ltd	Ordinary	GBR2
Adaptris Ltd	Ordinary	GBR2
BradfieId Brett Holdings Ltd	71/2% Preferred	GBR1
Butterworth & Co. (Overseas) Ltd	Income, Ordinary Ordinary	GBR1
Butterworth & Co. (Publishers) Ltd	4.5% Cum.	GBR1
Butterworths Ltd	Preference, 'A' Ordinary, ‘B’ Ordinary Ordinary	GBR5
Cordery Compliance Ltd (72%)	Ordinary	GBR5
Cordery Ltd (72%)	Ordinary	GBR5
Crediva Ltd	Ordinary	GBR6
Dew Events Ltd	Ordinary	GBR4
Digital Foundry Network (50%)	Ordinary	GBR4
Drayton Legal Recoveries Ltd	Ordinary	GBR7
E & P Events LLP (50%)	No Shares	GBR4
Elsevier Ltd	Ordinary	GBR8
Elsevier Life Sciences IP Ltd	Ordinary	GBR8
Formpart (EPS) Ltd	Ordinary	GBR1
Formpart (HPL) Ltd	Ordinary	GBR1
Gamer Edition Ltd	Ordinary	GBR4
Gamer Events Ltd	Ordinary	GBR4
Gamer Network Ltd	Ordinary	GBR4
Gamermania Ltd	Ordinary	GBR2
Hallplaza Ltd	Ordinary	GBR4
Imbibe Media Ltd	Ordinary	GBR4
Indicium Financial Ltd	Ordinary	GBR10
Information Handling Ltd (85%)	Ordinary	GBR1
Insurance Initiatives Ltd	Ordinary	GBR10
Legend Exhibitions Ltd	Ordinary	GBR4
LexisNexis Risk Solutions UK Ltd	Ordinary	GBR11
MCM Central Ltd	Ordinary	GBR2
MCM Expo Ltd	Ordinary	GBR2
MCM Stategy Ltd	Ordinary	GBR2
Mendeley Ltd	Ordinary	GBR8
MLex Ltd (91%)	A Ordinary Shares,	GBR5
Ordinary
Moreover Technologies Ltd	Ordinary	GBR1
Mosby International Ltd	Ordinary	GBR1
Newsflo Ltd	Ordinary	GBR1

Company name	Share class	Reg office
NLife Ltd (23.5%)	Ordinary	GBR14
Offshore Europe (Management) Ltd	Ordinary	GBR4
Offshore Europe Partnership (50%)	Partnership Interest	GBR4
Out There Gaming Ltd (70%)	Ordinary	GBR4
Oxford Spires Management Co; Ltd (55%)	Ordinary	GBR12
Peopletracer Ltd	Ordinary	GBR6
Prean Holdings Ltd	Deferred, Ordinary	GBR1
RE Directors (No.1) Limited	Ordinary	GBR1
RE Directors (No.2) Limited	Ordinary	GBR1
RE (SOE) Ltd	Ordinary	GBR4
RE Secretaries Ltd	Ordinary	GBR1
Reed All-Energy Ltd	Ordinary	GBR4
Reed Business Information (Holdings) Ltd	Ordinary	GBR2
Reed Business Information Ltd	Ordinary	GBR2
Reed Consumer Books Ltd	Ordinary	GBR1
Reed Elsevier (UIG) Ltd	Ordinary	GBR1
Reed Elsevier Pension Trustee Ltd	Ordinary	GBR1
Reed Events Ltd	Ordinary	GBR4
Reed Exhibitions Ltd	Deferred, Ordinary	GBR4
Reed Midem Ltd	Ordinary	GBR4
Reed Nominees Ltd	Ordinary	GBR1
Reed Overseas Corporation Ltd	Ordinary	GBR1
Reed Publishing Corporation Ltd	Ordinary	GBR1
RELX (Holdings) Ltd	Ordinary	GBR1
RELX (Investments) plc	Ordinary	GBR1
RELX (UK) Ltd	Ordinary	GBR1
RELX Finance Ltd	Ordinary	GBR1
RELX Group plc	Ordinary	GBR1
'R' Ordinary
RELX Overseas Holdings Ltd	Ordinary,	GBR1
REV Venture Partners Ltd	Ordinary	GBR1
RPS Ltd	Ordinary	GBR4
Symbiotic Technologies Operations Ltd	Ordinary	GBR15
Tracesmart Group Ltd	Ordinary	GBR6
Tracesmart Ltd	Ordinary	GBR6
VG247 Ltd	Ordinary	GBR4
Wunelli Ltd	Ordinary	GBR13

United States
Accuity Asset Verification Services Inc	Common Stock	USA1
Accuity Inc	Common Stock	USA1
Aries Systems Corporation	Common	USA3
Ordinary
Derman, Inc	Common Stock	USA4
Dunlap-Hanna Publishers (50%)	Partnership Interest	USA8
Elsevier Inc	Common Stock	USA3
Elsevier Holdings Inc	Common Stock	USA3
Elsevier Medical Information LLC	Membership Interest	USA3
Elsevier STM Inc	Common Stock	USA3
Enclarity, lnc	Common Stock	USA2
ExitCare LLC	Membership Interest	USA3
Flightstats, Inc	Common Stock	USA5
Gamer Network lnc.	Common Stock	USA3
Gaming Business Asia LLC (50%)	Membership Interest	USA3
Health Market Science, Inc	Common Stock	USA2
IDG-RBI China Publishers LLC (50%)	Membership Interest	USA3
Intelligize, Inc	Common Stock	USA3
Knovel Corporation	Common Stock	USA3
Lex Machina lnc	Common Stock	USA3
LexisNexis Claims Solutions Inc	Common Stock	USA2
LexisNexis Coplogic Solutions Inc	Common Stock	USA2
LexisNexis of Puerto Rico Inc	Common Stock	USA10
LexisNexis Risk Assets Inc	Common Stock	USA2
LexisNexis Risk Data Management Inc	Common Stock	USA2
LexisNexis Risk Holdings Inc	Common Stock	USA2
LexisNexis Risk Solutions Inc	Common Stock	USA2
LexisNexis Special Services Inc	Common Stock	USA6
LexisNexis Rule of Law Foundation	Non stock	USA10
corporation
LexisNexis VitalChek Network Inc	Common Stock	USA2
Managed Technology Services LLC (51%)	Membership Interest	USA9
Matthew Bender & Company, Inc.	Common Stock	USA3
MLex US, Inc (91%)	Common Stock	USA3
PoliceReports.US, LLC	Membership Interest	USA2
Portfolio Media, Inc	Common Stock	USA3
Reed Business Information Inc	Common Stock	USA5
Reed Technology and Information Services Inc.	Common Stock	USA3
RELX Capital lnc	Common Stock	USA4
RELX Inc	Common Stock	USA3
RELXUS Holdings Inc	Common Stock	USA3
Reman, Inc	Common Stock	USA3
REVIV Partnership LP	No shares	USA4
SAFI Americas LLC (50%)	Membership Interest	USA3
Science-Metrix Corporation	Common Stock	USA3
Symbiotic Technologies Operations Inc.	Common	USA2
The Elsevier Foundation	No Shares	USA3

	Share	Reg
Company name	class	office
The Reed Elsevier Ventures 2005 Partnership LP	Partnership Interest	USA4
The Reed Elsevier Ventures 2006 Partnership LP	Partnership Interest	USA4
The Reed Elsevier Ventures 2008 Partnership LP	Partnership Interest	USA4
The Reed Elsevier Ventures 2009 Partnership LP	Partnership Interest	USA4
The Reed Elsevier Ventures 2010 Partnership LP	Partnership Interest	USA4
The Reed Elsevier Ventures 2011 Partnership LP	Partnership Interest	USA4
The Reed Elsevier Ventures 2012 Partnership LP	Partnership Interest	USA4
The Reed Elsevier Ventures 2013 Partnership LP	Partnership Interest	USA4
The Remick Publishers (50%)	Partnership Interest	USA8
ThreatMetrix, lnc.	Common	USA2
Ordinary
World Compliance, Inc	Common Stock	USA4

Vietnam
Reed TradexVietnam LLC (49%)	Ordinary	VIE1

Registered offices
Australia
AUS1:	Building B, Level 2, Unit 11,1 Maitland Place, Baulkham Hills NSW 2153, Australia
AUS2:	Level 10, 10 Help Street, Chatswood NSW 2067, Australia
AUS3:	'Tower 2' Level 10, 475 Victoria Avenue, Chatswood NSW 2067
AUS4:	Grant Thornton, Level 17, 393 Kent St, Sydney, NSW 2000, Australia
AUS5:	KPMG, 147 Collins Street, Melbourne, Vic, 3000
AUS6:	Fordham Business Advisors Pty Ltd, Rialto South Tower Level 35, 525 Collins Street, Melbourne, Vic, 3000
AUS7:	Level 1, 439 Gympie Road, Strathpine, QLD 4500
AUS8:	1303, 799 Pacific Highway, Chatswood, NSW 2067

Austria
AUT1:	Messeplatz 1, 1020, Wien, Austria
AUT2:	Marxergasse 25,1030, Wien, Austria
AUT3:	Am Messezentrum 6, 5020, Salzburg, Austria

Belgium
BEL1:	Grotesteenweg-Zuid 39, 9052 Gent, Belgium
BEL2:	Leernseteenweg 128 Box E, 9800 Deinze, Belgium
BEL3:	67 rue de La Loi, 1040 Etterbeek, Belgium

Brazil
BRA1:	Rua Sete de Setembro, n°111, salas 601,1501/1502, 1601/1602, 1701/1702 e 802-8° Andar, Centro, cidade do Rio de Janeiro, estado do Rio de Janeiro, CEP 20.050-006
BRA2:	São Paulo, State of São Paulo, at Rua Bela Cintra, n°1.200, 8th floor, CEP 01415-002
BRA3:	Rua Bela Cintra no. 1200,10th floor, Sâo Paulo, 01415-001, Brazil
BRA4:	Avenida paulista, 2300-Piso Pilotis room 28, Sao Paulo, Sao Paulo 01310-300
BRA5:	Rua Cel Fonseca, 203 A-Centro, Botucatu, SP, 18600-200

Canada
CAN1:	123 Commerce Valley Drive East, Suite 700, Markham, Ontario, L3T7W8, Canada
CAN2:	160 Elgin Street, Suite 2600, Ottawa, Ontario, K1P 1C3, Canada
CAN3:	555 Rlichmond Street West, Toronto, Ontario, Canada, M5V3B1
CAN4:	26E-1501 av. McGill College, Montreal, Quebec, H3A3N9, Canada

China
CHN1:	Zhongkun Building, Room 612, Gaoliangqiaoxie Street, No. 59, Haidan District, Beijing, 100044, China
CHN2:	West Building of Administration Building, Xueyuan Road No. 38 Peking University Health Science Center, Haidan District, Beijing, 100191, China
CHN3:	Oriental Plaza, No. 1 East Chang An Ave,Tower W1, 7th Floor, Unit 1-7, Dong Cheng District, Beijing, 100738, China
CHN4:	Ping An International Finance Center, Room 1504,15th Floor, Tower A-101, 3-24 floor, Xinyuan South Road, Chaoyang District, Beijing, 100027, China
CHN5:	4/F Block C, No 999 Jingzhong Road, Changning District, Shanghai, China
CHN6:	9/F, No 3 Zhongshan Er Road, Guangzhou, China
CHN7:	Unit 2480, Building 2, No. 7, Chuangxin Road, Science Park of Changping District, Beijing, China
CHN8:	Room 12B, 7th Floor, Oriental Plaza, 1 East Chang An Avenue, Beijing, China
CHN9:	16 Donghuangchenggen North Street, Beijing, 100717, China
CHN10:	Room 5106, Raffle City, 268 Middle Xizang Road, Huangpu District, Shanghai, 200001, China
CHN11:	Room A 100 of Room 0307, Floor 3, Building 3, 7 Middle Dongsanhuan road, Chaoyang District, Beijing
CHN12:	lntercontinental Center, 42F, 100 Yutong Road, Zhabei District, Shanghai, 200070, China
CHN13:	World Expo Mansion, 14F, No. 04-05, No. 8 Business Out Ring Road, Zhengzou New District, Zhengzou, 450000, China
CHN14:	Shenzhen International Chamber of Commerce Tower, Room 1801-1802,1805, Fuhua 3rd Road, Futian District, Shenzhen, 518048, China
CHN15:	Room 319, 238 Jiangchangsan Road, Jing'an District, Shanghai, China
CHN16:	Room 702-2,200 Huiyuan Road, Jiading Industrial Area,Shanghai
CHN17:	No 498, GouShouJing Road, Building 6 Unit 12502-505, Shanghai, Pudong New District, 201203, China
CHN18:	Building 2, Room No. 3895, Changjiang Avenue, No. 161, Changliang Farm, Chongming County, Shanghai Municipality
CHN19:	FL2, No.979, Yunhan Road, Nicheng Town, Pudong NewArea
CHN20:	4/F Block C, No999 Jingzhong Road,Changning District, Shanghai, China

Colombia
COL1:	Philippe Prietocarrizosa & Uria Abogados, Carrera 9 No. 74-08 Oficina 105, Bogotá, d.c., 76600, Colombia

Denmark
DNK1:	Niels Jernes Vej 10,9220, Aalborg Øst, Denmark

Dubai, UAE
UAE1:	Office No. 328, Building 02, third floor, P.O. Box 502425, Dubai, United Arab Emirates
UAE2:	Al Sufouh Complex, Floor 3, No. 304, Dubai, United Arab Emirates

Egypt
EGY1:	Land Mark Office BuiIding, 2nd Floor, 90th Street, City Center, 5th Settlement, New Cairo, Cairo, Egypt

Registered offices
France
FRA1:	65, rue Camille Desmoulins, 92130, Issyles Moulineaux, France
FRA2:	Parc Euronord- 10, rue du Parc- 31150 Bruguieres
FRA3:	247 rue de Bercy 75012 Paris
FRA4:	141 rue de Javel,75015 Paris
FRA5:	52 Quai de Dion Bouton 92800 Puteaux
FRA6:	lmmeuble «Technopolis», 350 rue Georges Besse-Nîmes (30000)
FRA7:	27 quai Alphonse Le Gallo, 92100, Boulogne-Billancourt, France
FRA8:	6-8 Rue Chaptal, 75009 Paris

Germany
DEU1:	Völklinger Strasse 4,40219, Düsseldorf, Germany
DEU3:	Theodor-Heuss-Allee 108, D-60488, Frankfurt am Main, Hesse, Germany
DEU4:	Hackerbrücke 6,80335, Munich, Germany
DEU5:	Heerdter Sandberg 30, 40549, Düsseldorf, Germany
DEU6:	Schwannstr. 6, 40476 Düsseldorf
DEU7:	Steinhäuserstrasse 9, 76135, Karlsruhe, Germany
DEU8:	Joseph-Schumpeter-Allee 33,53227, Bonn
DEU9:	Hauptstrasse 47, 40764, Lagenfeld

Hong Kong
HNK1:	20/F Alexandra House, 18 Chater Road, Central, Hong Kong
HNK2:	Level 28, Building 8, 3 Pacific Place, 1 Queens Road East, HONG KONG, Hong Kong
HNK3:	Unit 204 2/F, Malaysia Bldg., 50 Gloucester Rd, Wanchai, Hong Kong
HNK4:	Level 54 Hopewell Center, 183 Queens Road East (Tricor Office), Hong Kong
HNK5:	Flat 2,19/F Henan Building 90-92, Jaffe Road Wanchai, Hong Kong, Hong Kong
HNK6:	703 Silvercord, Tower 2, 30 Canton Road, Tsimshatsui, Kowloon, Hong Kong
HNK7:	3901,39th Floor Hopewell Center, 183 Queens Road East, Wanchai, Hong Kong, Hong Kong

India
IND1:	818, 8th Floor, Indraprakash Builing, 21 Barakhamba Road, New Delhi, 110001, India
IND2:	B9/5 Vasant Vihar, New Delhi, 110057, India
IND3:	n°664 Level 6 – Chennai Regus- Citi Centre – 10/11 Dr Radhakrishnan Salai,
Mylapore – Chennai 600004
IND4:	18, Kotla Lane, Rouse Avenue, New Delhi, 110002, India
IND5:	B-15/192, Pharma Apartments, Patparganj, I.P. Extension, New Delhi, 110092, India
IND6:	B-9, "A" Block, LSC, Naraina Vihar, Ring Road, New Delhi, 110028, India
IND7:	#25, 3rd floor, 8th Main Road, Vasanthnager, Bangalore, 560052, India

Indonesia
IDN1:	Panorama Building, 5th Floor, Jalan Tomang Raya No. 63, Jakarta, 11440, Indonesia
IDN2:	Menara Citicon LeveL8. Unit 8011 & 8012 JL. Letjen S. Parman No. 8 Kav 72 Slipi
Palmerah Jakarta Barat 11410 Indonesia

Ireland
IRL1:	80 Harcourt Street, Dublin 2, Ireland
IRL2:	Arthur Cox Building, Earlsfort Terrace, Dublin 2, Ireland
IRL3:	(A&L Goodbody Secretarial Services), 25/28 North Wall Quay, Dublin 1, D01 H104,
Ireland
IRL4:	Suite 4320, Atlantic Avenue, Westpark Business Campus, Shannon, Clare, Ireland

Israel
ISR1:	Meitar, attorneys at Law, 16 Abba Hillel Road, Ramat Gan, 5250608, Israel

Italy
ITA1:	Via Marostica 1,20146, Milan, Italy
ITA2:	Studio Colombo e Associati, Via Cino del Duca 5,20122, Milano, Italy
ITA3:	Milano (Ml) Via Marostica 1 cap 20146

Japan
JPN1:	Kyodo Tsushin Kaikam 2F, 2-2-5 Toronomon, Minato-ku, Tokyo, 105-0001
JPN2:	Ark Mori Building, 1-12-32 Akasaka, Minato-ku,Tokyo, 107-6029, Japan
JPN3:	1-9-15, Higashi Azabu, Minato-ku Tokyo Japan
JPN4:	Shinjuku-Nomura Bldg., 1-26-2 Nishi-shinjuku,Shinjuku-ku, Tokyo, Japan
JPN5:	13-12 Rokubancho, Chiyoda-ku.Tokyo. Japan
JPN6:	7F Cross Office Uchisaiwaicho. 1-18-6 Nishi-Shinbashi, Minato-ku.Tokyo
JPN7:	2-6, Kasumigaseki 3-chome, Chiyoda-ku,Tokyo

Korea (South)
KOR1:	Chunwoo Building, 4th floor, 534 ltaewon-dong,Yongsan-gu,Seoel, 140-861,
Korea, Republic of
KOR2:	206 Noksapyeong-daero,Yongsan-gu, Seoel, Korea, Republic of
KOR3:	"Room 4401, Trade Tower, 159-1, Samseong-dong, Gangnam-gu Seoul, 135-729,
Republic of Korea"
KOR4:	1324 B Lock A Tera Tower 11,201, Songpa-daero, Songpa-gu, Seoul, 05854

Luxembourg
LUX1:	Bloc B 19-21, Route d’Arlon, L-8009 Strassen, Luxembourg

Registered offices
Malaysia
MYS1:	6th Floor, Akademi Etiqa, No. 23 JaLan Melaka, 50100 KuaLa Lumpur, Malaysia

Mexico
MEX1:	Insurgentes Sur # 1388 Piso 8, Col. Actipan, Deleg. Benito Juarez, C.P. 03230 Ciudad de México, México
MEX2:	Av. Insurgentes No. 1388, Piso 8, Col. Actipan, 03230 Mexico, Mexico

Morocco
MAR1:	Forum Bab Abdelaziz au 62, Angle Blvd. d’Anfa, 6éme etage, Apt 61, Casablanca, Morocco

New Zealand
NZL1:	Level 1,138 The Terrace, P.O. Box 472, Wellington 6011, New Zealand

Philippines
PHL1:	Building H, 2nd Floor, U.P. Ayalaland TechnoHub, Commonwealth Avenue, Quezon City, Metro Manila, 1101, Philippines

Poland
POL1:	Natpoll Building, ul. Migdalowa 4/59,02-796, Warsaw, Poland

Russia
RUS1:	Pokrovka Street 27, Building 1, Moscow, Russian Federation
RUS2:	24 Bolshaya Nikitskaya Str., bldg. 5, Moscow 125009, Russian Federation
RUS3:	Petrozavodskaya street 28/4, Building VI, room 2,125475, Moscow, Russian Federation

Saudi Arabia
SAU1:	Al Fadl Commercial Center, Jeddah, 21411, Saudi Arabia

Singapore
SGP1:	3 Killiney Road, #08-01 Winsland House 1, Singapore, 239119, Singapore
SGP2:	16 Raffles Quay, #33-03 Hong Leong Building,Singapore, 048581,Singapore
SGP3:	80 Robinson Road, #02-00, Singapore, 068898, Singapore
SGP4:	1 Changi Business Park Crescent, #06-01 PLaza 8 & CBP, Singapore, 48602551, Singapore
SGP5:	8 Robinson Road #03-00ASO Building Singapore 048544

South Africa
ZAF1:	Regus Brooklyn Bridge, 3rd Floor Steven House, Brooklyn Bridge Office Park, Fehrsen Street, Brooklyn, Pretoria
ZAF2:	Fourways Gold Park, 1st Floor - Wentworth Building, 32 Roos Street, Fourways, 2191, South Africa
ZAF3:	215 Peter Mokaba Road (North Ridge Road), Morningside, Durban, Kwa-Zulu Natal, 4001, South Africa
ZAF4:	Thebe House,2nd Floor, 166 Jan Smuts Avenue, Rosebank, Johannesburg, 2196, South Africa
ZAF5:	14 Hertzog Street, Oranjeville, 9415

Spain
ESP1:	C/ Josep Tarradellas 20-30,1°/20029, Barcelona, Spain
ESP2:	Calle Zancoeta 0009,48013, Bilbao, Viscaya, Spain

Switzerland
CHE1:	Espace de L’Europe 3,2002 Neuchatel, Switzerland
CHE2:	Bahnhofstrasse 100-8001 Zurich

Taiwan
TWN1:	Suite N-818,8/F, Chia Hsin Cement Building, 96 Zhong Shan North Road, Section 2, Taipei. 10449. Taiwan

Thailand
THA1:	Sathorn Nakorn Building, Floor 32, No. 100/68-69 North Sathon Road.Silom, Bangrak, Bangkok, 10500,Thailand
THA2:	540 Mercury Tower, 22nd Floor, Ploenchit Road, Lumpini, Pathumwan, Bangkok 10330

The Netherlands
NLD1:	Radarweg 29,1043 NX Amsterdam, Netherlands
NLD2:	Galileiweg 8,2333 BD Leiden, Netherlands
NLD3:	Evertvan de Beekstraat 1 The Base 3/F, 1118CL Schiphol
NLD4:	Prins Hendrikstraat 17,7001GK Doetinchem
NLD5:	Spaklerweg 53,1114AE Amsterdam-Duivendrecht

Turkey
TUR1:	Maslak Mah. Bilim Sokak Sun Plaza Kat:13Șișli-Maslak, Istanbul, Turkey
TUR2:	Tüyap Fuarve Kongre Merkezi,E-5Karayolu Üzeri. GürpinarKavșağı 34500, Büyük9ekmece, Istanbul, 34500, Turkey

Registered offices
United Kingdom
GBR1:	1-3 Strand, London, WC2N 5JR, United Kingdom
GBR2:	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
GBR3:	AG Gateway Global Network, 85 Great Portland Street, First Floor, London,
W1W7LT, United Kingdom
GBR4:	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
GBR5:	Lexis House, 30 Farringdon Street, London, EC4A4 HH, United Kingdom
GBR6:	Global Reach, Dunleavy Drive, Cardiff, CF11 0SN, United Kingdom
GBR7:	The Eye, 1 Procter Street, London, WC1V6EU, United Kingdom
GBR8:	The Boulevard, Langford Lane, Kidlington, Oxford, OX5 1GB, United Kingdom
GBR9:	c/o RELX (UK) Limited, Butterworths Limited, 4 Hill Street, Edinburgh,
EH23JZ, Scotland
GBR10:	35 – 37 St. Marys Gate, Nottingham, United Kingdom, NG1 1PU
GBR11:	1st Floor 80 Moorbridge Road, Maidenhead, Berkshire, London, SL8 8BW,
United Kingdom
GBR12:	40 Kimbolton Road, Bedford, England, MK40 2NR
GBR13:	1000 Lakeside, Western Road, Portsmouth, P06 3EN, United Kingdom
GBR14:	Unit 18-19 Loughborough Technology Centre, Epinal Way, Loughborough,
England, LE11 3GE
GBR15:	1st Floor 80 Moorbridge Road, Maidenhead, Berkshire, SL6 8BW

United States
USA1:	1007 Church Street, Evanston IL 60201
USA2:	1000 Alderman Dr., Alpharetta, GA 30005
USA3:	230 Park Ave, New York, NY 10169
USA4:	1105 North Market St, Wilmington, DE 19801
USA5:	3355 West Alabama Street, Houston, TX 77098
USA6:	Puerta Del Condado #1095, Wilson Ave, Local # 3,San Juan, PR 00907
USA7:	N909 N. Sepulveda Blvd., 11th Floor, El Segundo, CA 90245
USA8:	313 Washington Street, Suite 400, Newton, MA 02458
USA9:	1209 Orange Street, Wilmington, DE 19801
USA10:	9443 Springboro Pike, Miamisburg,OH 45342

Vietnam
VIE1:	78 Nguyen Bieu, Ward 1, District 5, Ho Chi Minh City